Vessel Sales and Asset Impairments - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013 SecurityLoan	Jun. 30, 2012	Jun. 30, 2013 SecurityLoan	Jun. 30, 2012	Jun. 30, 2013 Teekay Tankers [Member]	Jun. 30, 2013 Teekay Tankers [Member]	Jun. 30, 2012 Shuttle Tanker and FSO Segment [Member] Operating Segments [Member]	Jun. 30, 2012 Shuttle Tanker and FSO Segment [Member] Operating Segments [Member]	Feb. 28, 2011 Secured Term Loan [Member]	Jul. 31, 2010 Secured Term Loan [Member] Teekay Tankers [Member] Vessel Term_loan	Jun. 30, 2013 Secured Term Loan [Member] Teekay Tankers [Member]	Jun. 30, 2013 Petrojarl I FPSO [Member]	Jun. 30, 2013 Petrojarl I FPSO [Member]	Jun. 30, 2012 1997-built conventional tanker [Member]	Jun. 30, 2012 1997-built conventional tanker [Member]
Long Lived Assets Held-for-sale [Line Items]
Realized gain (loss) from sale of equipment	$ 1,341,000	$ (2,221,000)	$ 1,309,000	$ (2,024,000)								$ 1,300,000	$ 1,300,000	$ (2,200,000)	$ (2,200,000)
Advances on loans									70,000,000	115,600,000
Interest rate on term loan									9.00%	9.00%
Acquired term loans	3		3							2
Principal amount outstanding of term loan										115,000,000
Term loan acquired, maturity period											2013-07
Number of vessels collateralized for loans										2
Allowances recorded in respect of investments					7,000,000	10,200,000
Number of loan matured	2		2
Write-down charges related to vessel	$ 7,042,000	$ 1,048,000	$ 10,207,000	$ 1,048,000			$ 1,048,000	$ 1,048,000